Equity - Disclosure of other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Other comprehensive income, before tax, cash flow hedges	€ 644	€ 678	€ (910)
Fair value remeasurement to cash flow hedges, tax income (expense)	(169)	(156)	245
Fair value remeasurement of cash flow hedges	475	522	(665)
Gains and losses from remeasurement of financial assets, pre-tax balance	18	8	57
Income tax relating to investments in equity instruments included in other comprehensive income	(28)	0	0
Gains and losses from remeasurement of financial assets	(10)	8	57
Actuarial gains and losses on defined benefit pension obligations, pre-tax balance	261	(144)	(228)
Actuarial gains and losses on defined benefit pension obligations, tax income (expense)	52	55	41
Actuarial gains and losses on defined benefit pension obligations	313	(89)	(187)
Exchange differences in translating foreign operating, pre-tax balance	(4,550)	1,008	(1,927)
Exchange differences in translating foreign operating, tax income (expense)	0	0	0
Exchange differences on translating foreign operations	(4,550)	1,008	(1,927)
Share of Other comprehensive income/(loss) for equity method investees, pre-tax balance	(323)	54	(219)
Income tax relating to share of other comprehensive income of associates and joint ventures accounted for using equity method	0	0	0
Share of Other comprehensive income/(loss) for equity method investees	(323)	54	(219)
Total other comprehensive income, before tax	(3,950)	1,604	(3,227)
Total other comprehensive income, tax income (expense)	(145)	(101)	286
Total other comprehensive income	€ (4,095)	€ 1,503	€ (2,941)